Loans, Nonaccrual and Past Due Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	$ 993	$ 1,755
60-89 Days Past Due	1,894	1,916
Greater than 90 Days and Not Accruing	26,892	35,954
Total Past Due	29,779	39,625
Current	683,282	614,916
Loans	713,061	654,541
Loans > 90 Days and Accruing	0	0
Commercial and Industrial [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	0
60-89 Days Past Due	1,874	0
Greater than 90 Days and Not Accruing	61	122
Total Past Due	1,935	122
Current	28,157	22,879
Loans	30,092	23,001
Loans > 90 Days and Accruing	0	0
Residential [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	238	967
Total Past Due	238	967
Current	5,621	6,422
Loans	5,859	7,389
Loans > 90 Days and Accruing	0	0
Commercial [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	10,773	9,908
Total Past Due	10,773	9,908
Current	37,148	33,841
Loans	47,921	43,749
Loans > 90 Days and Accruing	0	0
Commercial - Owner Occupied [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	710
60-89 Days Past Due	0	1,438
Greater than 90 Days and Not Accruing	735	976
Total Past Due	735	3,124
Current	175,914	166,998
Loans	176,649	170,122
Loans > 90 Days and Accruing	0	0
Commercial - Non-owner Occupied [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	478
Greater than 90 Days and Not Accruing	8,624	10,853
Total Past Due	8,624	11,331
Current	229,294	209,033
Loans	237,918	220,364
Loans > 90 Days and Accruing	0	0
Residential - 1 to 4 Family [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	629	1,013
60-89 Days Past Due	20	0
Greater than 90 Days and Not Accruing	6,367	12,914
Total Past Due	7,016	13,927
Current	164,878	134,233
Loans	171,894	148,160
Loans > 90 Days and Accruing	0	0
Residential - Multifamily [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	364	0
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	0	99
Total Past Due	364	99
Current	24,809	24,004
Loans	25,173	24,103
Loans > 90 Days and Accruing	0	0
Consumer [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	32
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	94	115
Total Past Due	94	147
Current	17,461	17,506
Loans	17,555	17,653
Loans > 90 Days and Accruing	$ 0	$ 0